UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2005

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Knowlton Brothers, Inc.
Address: 530 Fifth Avenue
         New York, New York 10036

Form 13F File Number: 28-5340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Winthrop Knowlton
Title:  Chairman
Phone:  (212) 764-3602

Signature, Place and Date of Signing:


/s/ Winthrop Knowlton           New York, New York           May 10, 2005
-----------------------         -----------------------      -------------------
(Signature)                     (City, State)                (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name


_________________________           ____________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           50
Form 13F Information Table Value Total:     $107,266
                                          (thousands)

List of Other Included Managers:
Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----

1        28-5342                    Knowlton, Christopher

2        28-5344                    Knowlton, Winthrop

3        28-2649                    Lee, Dwight E.

FORM 13F INFORMATION TABLE

                             TITLE OF                 VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER            CLASS        CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------      --------    ---------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
Alloy Online                 COM         019855105     4688     797237   SH           Shared-
                                                                                      Other      1, 2                  X
Amgen                        COM         00130H105     1464      25157   SH           Shared-
                                                                                      Other      1, 2                  X
Amgen                        COM         00130H105      590      10135   SH           Shared-
                                                                                      Other      1, 2, 3               X
AMN Healthcare Services      COM         001744101     4852     304961   SH           Shared-
                                                                                      Other      1, 2                  X
American Healthways          COM         02649V104     7607     230386   SH           Shared-
                                                                                      Other      1, 2                  X
American Healthways          COM         02649V104     1347      40800   SH           Shared-
                                                                                      Other      1, 2, 3               X
Biolase Technology           COM          90911108     3539     416365   SH           Shared-
                                                                                      Other      1, 2                  X
Biolase Technology           COM          90911108      564      66300   SH           Shared-
                                                                                      Other      1,2,3                 X
Biosite Diagnostic           COM          90945106     2785      53522   SH           Shared-
                                                                                      Other      1, 2                  X
Biosite Diagnostic           COM          90945106      604      11600   SH           Shared-
                                                                                      Other      1, 2, 3               X
Carmax                       COM         143130102     1741      55260   SH           Shared-
                                                                                      Other      1,2                   X
Carmax                       COM         143130102      583      18500   SH           Shared-
                                                                                      Other      1,2,3                 X
Cognex Corp.                 COM         192422103     2702     108603   SH           Shared-
                                                                                      Other      1, 2                  X
Cognex Corp.                 COM         192422103      323      13000   SH           Shared-
                                                                                      Other      1, 2, 3               X
Comcast Corp CI A            COM         20030N101      520      15400   SH           Shared-
                                                                                      Other      1,2,3                 X
Concur Technologies          COM         206708109     1004     123700   SH           Shared-
                                                                                      Other      1, 2                  X
Cross Country Inc.           COM         227483104     2719     162253   SH           Shared-
                                                                                      Other      1, 2                  X
Cytyc Corp.                  COM         232946103     1898      82499   SH           Shared-
                                                                                      Other      1, 2                  X
Durect Corp.                 COM         266605104      533     146482   SH           Shared-
                                                                                      Other      1, 2                  X
Durect Corp.                 COM         266605104      565     155100   SH           Shared-
                                                                                      Other      1, 2, 3               X
Eresearch Technology         COM         29481V108     3888     330060   SH           Shared-
                                                                                      Other      1,2                   X
EPIX Medical                 COM         26881q101      237      33800   SH           Shared-
                                                                                      Other      1, 2, 3               X
Flextronics International    COM         Y2573F102     5804     482048   SH           Shared-
                                                                                      Other      1, 2                  X
Flextronics International    COM         Y2573F102      620      51500   SH           Shared-
                                                                                      Other      1, 2, 3               X
Gentex                       COM         371901109      971      30436   SH           Shared-
                                                                                      Other      1, 2                  X
Gilead Sciences              COM         375558103      423      11804   SH           Shared-
                                                                                      Other      1, 2                  X
Hollis Eden Pharmaceuticals  COM         435902101     3640     516607   SH           Shared-
                                                                                      Other      1, 2                  X
Intersil Corp.               COM         46069S109      594      34300   SH           Shared-
                                                                                      Other      1, 2, 3               X
Intuitive Surgical           COM         46120E602      863      18978   SH           Shared-
                                                                                      Other      1, 2                  X
Jabil Circuit                COM         466313103     3999     140218   SH           Shared-
                                                                                      Other      1, 2                  X
Jabil Circuit                COM         466313103      955      33500   SH           Shared-
                                                                                      Other      1, 2, 3               X
Jupitermedia                 COM         48207D101     6711     432686   SH           Shared-
                                                                                      Other      1, 2                  X
Jupitermedia                 COM         48207D101     1477      95233   SH           Shared-
                                                                                      Other      1, 2, 3               X
J2 Global Comm               COM         46626E205     1338      39007   SH           Shared-
                                                                                      Other      1,2                   X
Learning Tree Intl Inc       COM         522015106     1226      85083   SH           Shared-
                                                                                      Other      1, 2                  X
Martek Biosciences           COM         572901106   10,619     182496   SH           Shared-
                                                                                      Other      1, 2                  X
Martek Biosciences           COM         572901106     1813      31164   SH           Shared-
                                                                                      Other      1, 2, 3               X
McAfee Inc                   COM         579064106      848      37583   SH           Shared-
                                                                                      Other      1, 2, 3               X
Polycom                      COM         73172K104      427      25200   SH           Shared-
                                                                                      Other      1, 2                  X
Polycom                      COM         73172K104     1988     117287   SH           Shared-
                                                                                      Other      1, 2, 3               X
Serena Software              COM         817492101     5418     228043   SH           Shared-
                                                                                      Other      1, 2                  X
Serena Software              COM         817492101     1162      48900   SH           Shared-
                                                                                      Other      1, 2, 3               X
Symyx Technologies           COM         87155s108      805      36523   SH           Shared-
                                                                                      Other      1, 2                  X
Thoratec                     COM         885175307     6086     498068   SH           Shared-
                                                                                      Other      1, 2                  X
Thoratec                     COM         885175307      890      72830   SH           Shared-
                                                                                      Other      1, 2, 3               X
Tiffany & Co.                COM         886547108      483      14000   SH           Shared-
                                                                                      Other      1,2,3                 X
Verisign                     COM         92343E102      542      18900   SH           Shared-
                                                                                      Other      1, 2, 3               X
Websense                     COM         947684106     1412      26236   SH           Shared-
                                                                                      Other      1, 2                  X
Websense                     COM         947684106      635      11800   SH           Shared-
                                                                                      Other      1, 2, 3               X
Workstream Inc.              COM         981402100      762     171200   SH           Shared-
                                                                                      Other      1, 2, 3               X

TOTAL                                                107266

